Long-term Investments - Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-term Investments
Balance at the beginning of the year	$ 1,318,207	$ 1,212,640	$ 860,003
New investments	168,283	775,637	428,790
Income (loss) from investments	(16,070)	(11,766)	218
Investment impairment	(122,098)	(36,309)	(6,609)
Unrealized gain (loss), net	(35,607)	(80,795)	24,892
Disposal\dilution of investments		(521,848)	(65,648)
Disposal\dilution\refund of investments	(13,546)
Changes from cost method to consolidation (Note 5)	(29,071)
Dividend received\entitled	(7,829)	(3,103)	(16,667)
Others	26,547	(16,249)	(12,339)
Balance at the end of the year	1,288,816	1,318,207	1,212,640
Cost Method
Long-term Investments
Balance at the beginning of the year	782,291	554,921	263,202
New investments	132,079	331,949	317,817
Investment impairment	(6,513)	(29,032)	(6,609)
Disposal\dilution of investments		(67,658)	(5,416)
Disposal\dilution\refund of investments	(10,410)
Changes from cost method to consolidation (Note 5)	(29,071)
Changes from cost method to equity method	(19,121)
Changes from cost method to available-for-sale securities	(2,213)		(7,788)
Others	19,571	(7,889)	(6,285)
Balance at the end of the year	866,613	782,291	554,921
Equity Method
Long-term Investments
Balance at the end of the year	314,800
Equity Method | E-House
Long-term Investments
Balance at the beginning of the year		210,461	226,640
New investments		139,953
Income (loss) from investments		(3,760)	1,873
Disposal\dilution of investments		(341,052)	(4,453)
Dividend received\entitled			(10,259)
Others		(5,602)	(3,340)
Balance at the end of the year			210,461
Equity Method | Leju
Long-term Investments
Balance at the beginning of the year	199,662	4,344
New investments		195,126	4,453
Income (loss) from investments	(30,796)	308	245
Investment impairment	(113,103)
Dividend received\entitled			(293)
Others	1,646	(116)	(61)
Balance at the end of the year	57,409	199,662	4,344
Equity Method | Others
Long-term Investments
Balance at the beginning of the year	181,965	131,417	107,697
New investments	26,204	56,160	41,954
Income (loss) from investments	14,726	(8,314)	(1,900)
Investment impairment	(1,207)	(2,455)
Disposal\dilution of investments		10,902	(7,566)
Disposal\dilution\refund of investments	19,112
Changes from cost method to equity method	19,121
Dividend received\entitled	(7,829)	(3,103)	(6,115)
Others	5,330	(2,642)	(2,653)
Balance at the end of the year	257,422	181,965	131,417
Available for Sale Securities
Long-term Investments
Balance at the beginning of the year	154,289	311,497	262,464
New investments	10,000	52,449	64,566
Investment impairment	(1,275)	(4,822)
Unrealized gain (loss), net	(35,607)	(80,795)	24,892
Disposal\dilution of investments		(124,040)	(48,213)
Disposal\dilution\refund of investments	(22,248)
Changes from cost method to available-for-sale securities	2,213		7,788
Balance at the end of the year	$ 107,372	$ 154,289	$ 311,497